Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash	$ 28,906	$ 1,040
Other receivables	4,137	41,007
Total current assets	33,043	42,047
Total Assets	33,043	42,047
Current liabilities
Trade and other payables	703,306	529,823
Advances from related party (Note 8)	49,415
Shareholder loans (Note 9)	79,910
Total current liabilities	832,631	529,823
Total liabilities	832,631	529,823
Shareholders' deficiency
Common shares (Note 11 a)	23,651,529	23,651,529
Share purchase warrants (Note 11 b)	749,866	749,866
Share purchase options (Note 11 d)		1,611,450
Contributed surplus	7,000,324	5,184,363
Accumulated deficit	(32,201,307)	(31,684,984)
Total shareholders' deficiency	(799,588)	(487,776)
Total Liabilities and Shareholders' Deficiency	$ 33,043	$ 42,047